OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	NOTE 4 - OTHER CURRENT ASSETS
	As of December 31,
	2 0 2 0	2 0 1 9

Governmental institutions	$5,776	$13,979
Prepaid expenses	3,331	1,834
Other	675	872
	$9,782	$16,685